Retirement Plans - Schedule of Level Three Defined Benefit Plan Assets (Detail) - USD ($) $ in Thousands	Jan. 02, 2016	Dec. 27, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	$ 742,341	$ 749,166
Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	419,251	436,868
Total Investments Measured at NAV as a Practical Expedient [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	323,090	312,298
Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	4,576	5,800
Mutual Funds [Member] | Domestic Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	33,033	32,348
Mutual Funds [Member] | International Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	26,760	23,199
Debt Securities [Member] | Domestic Corporate Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	181,973	199,500
Debt Securities [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	18,000	25,633
Debt Securities [Member] | U.S. Government Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	143,904	136,048
Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	7,789	10,270
Debt Securities [Member] | Other Debt Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	3,216	4,070
Common Collective Trust Funds [Member] | Domestic Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	264,534	259,627
Common Collective Trust Funds [Member] | International Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	53,284	48,774
Common Collective Trust Funds [Member] | Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	5,272	3,897
Level 1 [Member] | Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	64,369	61,347
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	4,576	5,800
Level 1 [Member] | Mutual Funds [Member] | Domestic Equities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	33,033	32,348
Level 1 [Member] | Mutual Funds [Member] | International Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	26,760	23,199
Level 2 [Member] | Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	354,882	375,521
Level 2 [Member] | Debt Securities [Member] | Domestic Corporate Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	181,973	199,500
Level 2 [Member] | Debt Securities [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	18,000	25,633
Level 2 [Member] | Debt Securities [Member] | U.S. Government Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	143,904	136,048
Level 2 [Member] | Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	7,789	10,270
Level 2 [Member] | Debt Securities [Member] | Other Debt Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	$ 3,216	$ 4,070